WARRANTS - Additional information (Details)	1 Months Ended				12 Months Ended
	Mar. 31, 2021 shares	Nov. 30, 2020 USD ($) item shares	Mar. 31, 2020 USD ($) shares	Feb. 29, 2020 USD ($) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Nov. 30, 2020 $ / shares shares	Mar. 31, 2020 $ / shares
WARRANTS
Number of warrants exercised				79,837
Proceeds from warrants exercised | $				$ 713,818		$ 1,608,090
Number of warrants expired				57,515
Number of warrants repriced			736,375
Number of repriced warrants exercised			158,871
Proceeds from repriced warrants exercised | $			$ 894,272
Number of warrants issued		9,286
Proceeds from issuance of warrants | $		$ 53,929			$ 2,739,221
Proceeds from issuance of warrants net of issuance costs | $			$ 85,005
Special Warrants
WARRANTS
Exercise Price | $ / shares							$ 12.00	$ 7.80
Number of warrants issued		270,326
Proceeds from issuance of warrants | $		$ 1,483,531
Proceeds from issuance of warrants net of issuance costs | $		$ 1,256,828
Number of common share per special warrant | item		1
Number of common share warrant per Special Warrant | item		1
Number of shares by each warrant entitles							1
Conversion period for warrants after issuance		60 months
Cash fee (in percent)		7.00%
Number of Special Warrants converted to common shares	270,326
Number of special warrants converted to warrants	270,326
Minimum
WARRANTS
Exercise Price | $ / shares								17.10
Maximum
WARRANTS
Exercise Price | $ / shares								$ 28.80